Financial Assets at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost (Details) [Line Items]
Commercial loan	$ 3,297,016	$ 3,024,118
Loan to Customer [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Financial leases for real estate	910,492	810,969
Financial leases for other assets	872,092	802,316
Contingency amount equivalent		30,980
Resale agreement [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Fair value instruments received amounts	53,173	65,531
Central Bank of Chile [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Fair value instruments received amounts	560,434	456,057
Financial Lease Contracts [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Total overdue portfolio	$ 5,907	$ 4,178
Bottom of range [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Leases contracts term	2 years
Top of range [Member]
Financial Assets at Amortized Cost (Details) [Line Items]
Leases contracts term	15 years